                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                   FORM 13F



                              FORM 13F COVER PAGE





Report for the Calendar Year or Quarter Ended: December 31, 2005

                                               -----------------------



Check Here if Amendment / /; Amendment Number:

                                               ---------

   This Amendment (Check only one.):    / / is a restatement.

                                        / / adds new holdings entries.



Institutional Investment Manager Filing this Report:



   Name:         St. Paul Travelers Companies, Inc.

                 ----------------------------------

   Address:      385 Washington Street

                 -------------------------------

                 St. Paul, MN  55102-1396

                 -------------------------------



                 -------------------------------



Form 13F File Number:    28-62

                         ---------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:    Bruce Backberg

         -------------------------------

Title:   Corporate Secretary

         -------------------------------

Phone:   (651) 310-7916

         -------------------------------



Signature, Place, and Date of Signing:



       /s/ Bruce Backberg,       St. Paul, Minnesota,   February 9, 2006

   ---------------------------   --------------------   ----------------

           [Signature]               [City, State]           [Date]



Report Type (Check only one.):



/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



/ / 13F NOTICE. (Check here if no holdings reported are in this report,

    and all holdings are reported by other reporting manager(s).)



/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE



Report Summary:





Number of Other Included Managers:                         1

                                        --------------------



Form 13F Information Table Entry Total:                   34

                                        --------------------



Form 13F Information Table Value Total:              107,097

                                        --------------------

                                            (thousands)





List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.



[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



    No.       Form 13F File Number    Name



    01           28-29                ST. PAUL FIRE AND MARINE INSURANCE COMPANY

    ------       -----------------    ------------------------------------------



    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE





NAME OF ISSUER                 TITLE OF CLASS CUSIP     VALUE      SHARES   SH/ PUT/  INVESTMT OTHER    VOTING AUTHORITY

                                                        (X$1000)   PRN/AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED     NONE


CELANESE CORP DEL PFD 4.25%

 CONV                          PREF           150870202       740    26,300 SH        SHARED                        26,300

CHESAPEAKE ENERGY CORP PFD

 4.5% 144A                     PREF           165167842       714     7,400 SH        SHARED                         7,400

CINCINNATI BELL INC PFD STK    PREF           171871403        83     2,200 SH        SHARED                         2,200

CITIGROUP INVST CORP LOAN FD   COMM           17307C107    12,472   988,300 SH        SHARED                       988,300

CONSECO INC SER B 5.50%        PREF           208464867       241     8,500 SH        SHARED                         8,500

CRIIMI MAE PFD B CONV$25       PREF           226603207        46     1,800 SH        SHARED                         1,800

CROSSTEX ENERGY INC            COMM           22765Y104       466     7,394 SH        SHARED                         7,394

DOBSON COMMUNICATIONS CORP     COMM           256069105       361    48,143 SH        SHARED                        48,143

DYAX CORP                      COMM           26746E103         1       255 SH        SHARED                           255

EMMIS COMMS CORP SER A         PREF           291525202       120     2,700 SH        SHARED                         2,700

(R) FEDERAL NATIONAL MORTGAGE  COMM           313586109         5       101 SH        SHARED                           101

FORD MOTOR CO CAP TR II

 6.50%                         PREF           345395206     1,090    39,500 SH        SHARED                        39,500

GEN MOTORS CORP 5.25           PREF           370442733        48     3,200 SH        SHARED                         3,200

GENVEC INC                     COMM           37246C109       378   229,380 SH        SHARED                       229,380

ICAGEN INC                     COMM           45104P104        71    11,020 SH        SHARED                        11,020

INSURED MUN INCOME FD          COMM           45809F104     1,106    87,100 SH        SHARED                        87,100

LEADIS TECHNOLOGY INC          COMM           52171N103        19     3,614 SH        SHARED                         3,614

MEDIWARE INFORMATION SYSTEMS   COMM           584946107     1,398   116,110 SH        SHARED                       116,110

MUNIENHANCED FUND              COMM           626243109       485    43,600 SH        SHARED                        43,600

MUNIVEST FUND                  COMM           626295109       553    57,400 SH        SHARED                        57,400

MUNIYIELD QUALITY FD II INC    COMM           62630T104       876    70,500 SH        SHARED                        70,500

MYOGEN INC                     COMM           62856E104       125     4,167 SH        SHARED                         4,167

NATL WESTMINSTER BK PLC SER C  PREF           638539882    14,726   575,000 SH        SHARED                       575,000

NUVEEN QUAL INCM MUN FD INC    COMM           670977107     1,090    74,300 SH        SHARED                        74,300

ON2 TECHNOLOGIES INC           COMM           68338A107     1,279 1,221,244 SH        SHARED                     1,221,244

PRINCIPAL FINANCIAL GROUP      COMM           74251V102         -     4,871 SH        SHARED                         4,871

ROYAL BK OF SCOTLAND PLC

 PFD 6.25% SER P               PREF           780097762     2,012    80,000 SH        SHARED                        80,000

ROYAL BK OF SCOTLAND PLC  8.0  PREF           780097861     2,134    83,700 SH        SHARED                        83,700

ST PAUL TRAVELERS COMPANIES    COMM           792860108       222     4,967 SH        SHARED                         4,967

ST PAUL TRAVELERS COMPANIES    COMM           792860108    35,629   797,600 SH        SOLE               797,600

SPACEHAB INC                   COMM           846243103       110   157,000 SH        SHARED                       157,000

(R) TRANSCEND SERVICES INC     COMM           893929208       310   137,705 SH        SHARED                       137,705

MAX RE CAPITAL LTD             COMM           G6052F103    27,498 1,058,833 SH        SHARED                     1,058,833

PLATINUM UNDERWRITERS SER

 A 6.00%                       PREF           G7127P142       686    21,600 SH        SHARED                        21,600
